Average Annual Total Returns - Institutional - Vanguard Global ex-US Real Estate Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions Inception Date	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P Global ex-U.S. Property Index (reflects no deduction for fees, expenses, or taxes) Inception Date	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Since Inception	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Inception Date
Total	(7.35%)	5.55%	5.08%	Apr. 19, 2011	(7.46%)	3.93%	3.56%	Apr. 19, 2011	(4.11%)	3.73%	3.42%	Apr. 19, 2011	(7.36%)	5.24%	4.80%	Apr. 19, 2011	10.65%	8.93%	4.75%	Apr. 19, 2011